UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                  May 11, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-00030                         John W. Bristol & Co., Inc.
     028-04139                         Eaton Vance Management
     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-05621                         Santa Barbara Asset Management
     028-05395                         Select Equity Group Inc.
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total: $41,763
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
ABBOTT LABS                   COM               002824100   $2,826     50,650   SH         Sole        None     50,650
ALLTEL CORP                   COM               020039103     $221      3,563   SH         Sole        None      3,563
AMERICAN EXPRESS CO           COM               025816109     $213      3,771   SH         Sole        None      3,771
AMGEN INC                     COM               031162100     $245      4,387   SH         Sole        None      4,387
BANK OF AMERICA CORPORATION   COM               060505104     $257      5,035   SH         Sole        None      5,035
BERKSHIRE HATHAWAY INC DEL    CL B              084670207     $415        114   SH         Sole        None        114
BP PLC                        SPONSORED ADR     055622104     $543      8,393   SH         Sole        None      8,393
CAMPBELL SOUP CO              COM               134429109   $7,912    203,145   SH         Sole        None    203,145
CHEVRON CORP NEW              COM               166764100     $670      9,058   SH         Sole        None      9,058
CISCO SYS INC                 COM               17275R102     $281     10,988   SH         Sole        None     10,988
COCA COLA CO                  COM               191216100   $1,347     28,055   SH         Sole        None     28,055
COMCAST CORP NEW              CL A              20030N101   $2,174     83,784   SH         Sole        None     83,784
EPIX PHARMACEUTICALS INC      COM NEW           26881Q309     $134     19,999   SH         Sole        None     19,999
EXXON MOBIL CORP              COM               30231G102  $12,901    170,994   SH         Sole        None    170,994
GENERAL ELECTRIC CO           COM               369604103   $2,844     80,434   SH         Sole        None     80,434
IMCLONE SYS INC               COM               45245W109     $408     10,000   SH         Sole        None     10,000
JP MORGAN CHASE & CO          COM               46625H100     $524     10,834   SH         Sole        None     10,834
JOHNSON & JOHNSON             COM               478160104     $207      3,429   SH         Sole        None      3,429
MAXIM INTEGRATED PRODS INC    COM               57772K101     $314     10,664   SH         Sole        None     10,664
ORACLE SYS CORP               COM               68389X105     $779     42,950   SH         Sole        None     42,950
UNION PAC CORP                COM               907818108     $305      3,000   SH         Sole        None      3,000
WELLS FARGO & CO NEW          COM               949746101   $6,244    181,358   SH         Sole        None    181,358

TOTAL                                                      $41,763

SK 01864 0005 772091